Shareholder Report, Holdings (Details)	Oct. 31, 2025
American Funds 2070 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2070 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2070 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2070 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2070 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2070 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2065 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® 2065 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds® 2065 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds® 2065 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® 2065 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund® - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund® - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds 2055 Target Date Retirement Fund Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund® - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund® - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund® - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund® - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund® - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund® - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund® - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds 2025 Target Date Retirement Fund - Class R6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class C | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class T | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds® 2020 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class C | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class C | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class C | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class C | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class T | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class T | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class T | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class T | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-3 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5E | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-6 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 1%.